Accounts Receivable	12 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3 — ACCOUNTS RECEIVABLE

As of June 30, 2025 and 2026, accounts receivable consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
Accounts receivable	140,731,559	173,701,057
Less: Allowance for credit losses	(26,660,972)	(30,043,452)
	114,070,587	143,657,605

For the fiscal years ended June 30, 2024, 2025 and 2026, the movement of allowance against expected credit losses was as the following:

	June 30, 2024	June 30, 2025	June 30, 2026
	RMB	RMB	RMB
Opening balance	1,852,816	14,315,654	26,660,972
Adjustment of opening balance due to adoption of ASU 2016-13	8,821,129	—	—
Provision of expected credit losses	4,031,265	12,345,318	3,382,480
Writing off accounts receivable	(389,556)	—	—
Ending balance	14,315,654	26,660,972	30,043,452